Segment Reporting - Reconciliation of Total Segment Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Total assets	$ 8,339,787	$ 8,092,437
Segment Reconciling Items | Cash and cash equivalents
Segment Reporting Information [Line Items]
Total assets	385,352	445,452
Segment Reconciling Items | Other assets not allocated
Segment Reporting Information [Line Items]
Total assets	103,821	118,493
Eliminations
Segment Reporting Information [Line Items]
Total assets	(17,117)	(21,732)
Teekay LNG | Liquefied Gas Carriers | Operating Segments
Segment Reporting Information [Line Items]
Total assets	5,081,219	4,624,321
Teekay LNG | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Total assets	67,244	112,844
Teekay Tankers | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Total assets	2,074,833	2,125,909
Teekay Parent | Corporate, Non-Segment
Segment Reporting Information [Line Items]
Total assets	35,592	26,527
Teekay Parent | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Total assets	13,056	13,620
Teekay Parent | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Total assets	335,948	366,229
Teekay Offshore | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Total assets	$ 259,839	$ 280,774